Derivative Financial Instruments and Hedging Activities (Balance Sheet Captions) (Details) (USD $) In Millions, unless otherwise specified	Mar. 29, 2015	Dec. 28, 2014
Foreign exchange contracts
Assets:
Total assets	$ 110	$ 215
Liabilities:
Total liabilities	32	123
Foreign exchange contracts | Designated as Hedging Instrument
Assets:
Total assets	49	46
Liabilities:
Total liabilities	25	15
Foreign exchange contracts | Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	49	43
Foreign exchange contracts | Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	0	3
Foreign exchange contracts | Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	25	14
Foreign exchange contracts | Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	0	1
Foreign exchange contracts | Not Designated as Hedging Instrument
Assets:
Total assets	61	169
Liabilities:
Total liabilities	7	108
Foreign exchange contracts | Not Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	35	158
Foreign exchange contracts | Not Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	26	11
Foreign exchange contracts | Not Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	7	108
Foreign exchange contracts | Not Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	0	0
Interest rate contracts
Assets:
Total assets	0	2
Liabilities:
Total liabilities	102	16
Interest rate contracts | Designated as Hedging Instrument
Assets:
Total assets	0	2
Liabilities:
Total liabilities	102	16
Interest rate contracts | Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	0	0
Interest rate contracts | Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	0	2
Interest rate contracts | Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	0	0
Interest rate contracts | Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	102	16
Interest rate contracts | Not Designated as Hedging Instrument
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Interest rate contracts | Not Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	0	0
Interest rate contracts | Not Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	0	0
Interest rate contracts | Not Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	0	0
Interest rate contracts | Not Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	0	0
Currency swap
Assets:
Total assets	1,191	357
Liabilities:
Total liabilities	85	2
Currency swap | Designated as Hedging Instrument
Assets:
Total assets	1,191	357
Liabilities:
Total liabilities	85	2
Currency swap | Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	0	0
Currency swap | Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	1,191	357
Currency swap | Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	0	0
Currency swap | Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	85	2
Currency swap | Not Designated as Hedging Instrument
Assets:
Total assets	0	0
Liabilities:
Total liabilities	0	0
Currency swap | Not Designated as Hedging Instrument | Other Receivables, Net
Assets:
Total assets	0	0
Currency swap | Not Designated as Hedging Instrument | Other Non-Current Assets
Assets:
Total assets	0	0
Currency swap | Not Designated as Hedging Instrument | Other Payables
Liabilities:
Total liabilities	0	0
Currency swap | Not Designated as Hedging Instrument | Other Non-Current Liabilities
Liabilities:
Total liabilities	$ 0	$ 0